Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

In the opinion of the management, the accompanying consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the reporting period presented. The Company believes that the disclosures are adequate to make the information presented not misleading.

Principles of consolidation

The consolidated financial statements presented herein represent the consolidated financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts. These estimates are based on information available through the date of the issuance of the consolidated financial statements; therefore, actual results could differ from those estimates.

Functional currency and foreign currency translation

The consolidated financial statements are presented in US$ as its reporting currency.

The functional currency of the Company and its subsidiaries is HK$.

Monetary assets and liabilities denominated in functional currency is translated into reporting currency using the applicable exchange rates at the balance sheet date. Non-monetary items that are measured in terms of historical cost are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statements of operations and comprehensive income.

Fair value of financial instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Financial assets and liabilities of the Group primarily consist of accounts receivable, net, financial assets included in deposits, prepayment and other receivables, contract assets and cash and cash equivalents, financial liabilities included in accounts payable, accruals and other payables, amounts due to shareholders, loan due to a shareholder, amount due to a related company, loan to a related company, contract liabilities, operating lease

Inventories

Inventories comprise materials held for use for construction. Inventories are stated at the lower of cost and net realizable value. Costs of inventories comprise cost of purchases are determined on a weighted average cost method. Net realizable value represents the estimated replacement cost for inventories less all estimated costs necessary to make the sale.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Accounts receivable, net

Accounts receivable mainly consists of amount due from the Group’s customers, which are recorded net of allowance for the credit losses. The Group records allowance for the credit losses for accounts receivable based on assessments of the recoverability of the accounts receivable and individual account analysis, including the current creditworthiness and the past collection history of each customer. The allowance is based on management’s best estimates of specific losses on individual customer exposures, as well as the historical trends of collections. Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable. As of March 31, 2025 and 2024, the Group had an allowance for the credit losses on accounts receivable of approximately US$232,000 and US$1,893,000, respectively.

Contract Assets and Contract Liabilities

Contract assets represent the contract revenue recognized but not yet billed pursuant to contract terms.

Contract liabilities represent the billings to date, as allowed under the terms of a contract, but not yet recognized as contract revenue using the Group’s revenue recognition policy.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Furniture, fixtures and office equipment are depreciated over estimated useful lives of the related assets.

Category	Estimated useful life
Furniture, fixtures and office equipment	5 years

Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. There was no impairment of long-lived assets recognized for the fiscal years ended March 31, 2025 and 2024.

Balance sheet classification

The Group includes in current assets and liabilities amounts receivable and payable under construction contracts which may extend beyond one year. A one-year time period is used as the basis for classifying all other current assets and liabilities.

Revenue recognition

The Group performs construction work services including: (i) provision of reinforcement bar fixing and other ancillary services as a subcontractor for both public and private sector projects, including building and infrastructure related projects. The Group recognized its revenue under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”).

The core principle underlying the revenue recognition of this Accounting Standards Update (“ASU”) allows the Group to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Group expects to be entitled in such exchange. This will require the Group to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

The Group applies five-step model to recognize revenue from customer contracts. The five-step model requires the Group to (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur; (iv) allocate the transaction price to the respective performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies the performance obligation.

The Group recognized revenue over time when the construction work services were performed over prescribed periods specified within the contract with the customer. Depending on the terms of the contract and the laws that applied to the contract, the services were performed gradually therefore relevant revenue was recognized over time, complying with (ii) specified as below, indicated by that the project sites would be usually controlled by the customer whilst the construction works were in the process.

Control of the goods and services is transferred over time if the Group’s performance:

(i) provides all of the benefits received and consumed simultaneously by the customer;

(ii) creates and enhances an asset that the customer controls as the Group performs; or

(iii) does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

The Group generally measures its progress to completion using an input measure of total costs incurred divided by total costs expected to be incurred, which it believes to be the best measure of progress towards completion of the performance obligation. Subcontractor materials, labor, and equipment were treated as cost of revenues. Under the typical payment terms of construction contracts, amounts were billed as work progresses in accordance with agreed-upon contractual terms on the contract.

When either party to a contract has performed, the Group presented the contract in the consolidated balance sheets as the contract assets or contract liabilities, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers the service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer the services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Administrative expenses

Administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions, and those not specifically dedicated to sales activities, such as depreciation and amortization of fixed assets, legal and other professional services fees, rental and other general corporate related expenses.

Employee benefits

Full time employees of the Group in Hong Kong participate in a government mandated defined contribution plan, pursuant to which MPF is provided to the employees. The Hong Kong Legislative Council requires the Hong Kong subsidiary of the Group make contributions for MPF based on 5% of the employees’ salaries, up to a maximum amount of US$2,300 (HK$18,000) per year. The Group has no legal obligation for the benefits beyond the contributions made.

Taxation

Income Taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of operations and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period in which the change occurs.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations and comprehensive income for the fiscal years ended March 31, 2025, 2024 and 2023, respectively.

Comprehensive income

The Group has adopted FASB Accounting Standard Codification Topic 220 (“ASC 220”) “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income, its components and accumulated balances.

There was no other comprehensive income/(loss) except for the exchange differences on translation of foreign operations for the fiscal years ended March 31, 2025, 2024 and 2023, respectively.

Leases

The Group accounts for lease under ASC Topic 842, Leases. The Group determines if an arrangement is or contains a lease at inception. Right-of- use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of March 31, 2025, 2024 and 2023, respectively.

Operating lease assets are included within “right-of-use assets, operating leases”, and the corresponding operating lease liabilities are included within “lease liabilities” on the consolidated balance sheets as of March 31, 2025 and 2024, respectively.

Related party transaction

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Company’ s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Group’s chief operating decision makers (“CODM”) have been identified as the Group’s executive officers, who review consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of reporting. As the Group’s long-lived assets are substantially located in Hong Kong, no geographical segments are presented.

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In November 2024 and January 2025, the FASB issued ASU 2024-03 and ASU 2025-01, Income Statement—Reporting Comprehensive Income— Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2025-01 requires PBEs to adopt the amendments of ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU 2024-03 is permitted.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of operation and comprehensive income, and statements of cash flows.